SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Results of the operating segments are reviewed by the Company's chief operating decision makers ("CODM") to make decisions about resources to be allocated to the segments and to assess their performance. Each CODM is a member of the senior management team who rely on management positioned in each operating segment of the Company.

Operating mine property, development and exploration projects

The Company's operating segments are reported by operating mine properties and exploration and development projects. The results from operations for these reportable segments are summarized in the following tables:

Year ended December 31, 2023	Nevada Production[1]	Exploration and Development[2]	Corporate and other	Total
Revenue	$54,910	$—	$—	$54,910
Cost of sales	(52,852)	—	—	(52,852)
Depletion, depreciation and amortization	(7,202)	—	—	(7,202)
Exploration, evaluation and pre-development	(21,119)	(17,794)	—	(38,913)
Overhead costs	(9,358)	(447)	(22,142)	(31,947)
Other income (expense)	(780)	36	35,666	34,922
Finance expense	(2,542)	(264)	(29,100)	(31,906)
Loss before income taxes	(38,943)	(18,469)	(15,576)	(72,988)
Current tax expense	(228)	—	—	(228)
Deferred tax recovery	—	—	8,020	8,020
Loss for the year	$(39,171)	$(18,469)	$(7,556)	$(65,196)

Year ended December 31, 2022	Nevada Production[1]	Exploration and Development[2]	Corporate and other	Total
Revenue	$36,958	$—	$—	$36,958
Cost of sales	(28,861)	—	—	(28,861)
Depletion, depreciation and amortization	(4,528)	—	—	(4,528)
Exploration, evaluation and pre-development	(34,616)	(4,224)	31	(38,809)
Overhead costs	(2,910)	(297)	(20,412)	(23,619)
Other income (expense)	(6,641)	41	(5,083)	(11,683)
Finance expense	(2,797)	(212)	(17,479)	(20,488)
Loss before income taxes	(43,395)	(4,692)	(42,943)	(91,030)
Deferred tax recovery	—	—	11,833	11,833
Loss for the year	$(43,395)	$(4,692)	$(31,110)	$(79,197)

As at December 31, 2023	Nevada Production[1]	Exploration and Development[2]	Corporate and other	Total
Capital expenditures	$33,849	$83,916	$338	$118,103
Property, plant and equipment	485,609	149,638	3,380	638,627
Total assets	557,477	150,455	15,761	723,693
Total liabilities	$111,171	$8,838	$177,420	$297,429

As at December 31, 2022	Nevada Production[1]	Exploration and Development[2]	Corporate and other	Total
Capital expenditures	$46,539	$9,334	$522	$56,395
Property, plant and equipment	458,765	66,331	4,165	529,261
Total assets	511,298	69,584	61,077	641,959
Total liabilities	$148,655	$8,301	$151,591	$308,547
Revenue by customer

The following table represents sales to individual customers representing 100% of the Company's gold and silver revenue:

	Year ended December 31,
	2023	2022
Customer 1	$15,313	$22,280
Customer 2	13,840	14,678
Customer 3	12,849	—
Customer 4	10,973	—
Customer 5	1,694	—
Customer 6	241	—
Total revenue from major customers	$54,910	$36,958
The Company is not economically dependent on a limited number of customers for the sale of its product because gold and other metals can be sold through numerous commodity market traders worldwide.